Bank Debt, Long-Term Debt and Convertible Notes (Tables)	12 Months Ended
Dec. 31, 2012
Debt Disclosure [Abstract]
Schedule of Debt [Table Text Block]
At December 31, the Company’s indebtedness was comprised as follows:

	2012	2011
Revolving credit facility	$—	$38,032
11% notes due 2016	425,000	345,000
Original issue (discount) premium	4,193	(561)
Note payable and other bank loans	1,385	1,266
	430,578	383,737
Obligations under capital leases	1,125	1,437
	431,703	385,174
Less:
Current portion	1,858	1,238
	$429,845	$383,936

Schedule Of Future Principal Repayments Of Long Term Debt Including Capital Lease Obligations [Table Text Block]
Future principal repayments, including capital lease obligations, for the years ended December 31, and in aggregate are as follows:

Period	Amount
2013	$1,858
2014	380
2015	222
2016	425,050
2017	—
2018 and beyond	—
$427,510

Schedule of Future Minimum Lease Payments for Capital Leases [Table Text Block]
Future minimum capital lease payments for the years ended December 31 and in aggregate are as follows:

Period	Amount
2013	$609
2014	373
2015	200
2016	56
2017	—
2018 and thereafter	—
1,238
Less: imputed interest	(113)
1,125
Less: current portion	(553)
$572